UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: August 31, 2019

ITEM 1. REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	August 31, 2019

WESTERN ASSET

INSTITUTIONAL

U.S. TREASURY

OBLIGATIONS MONEY

MARKET FUND

Beginning in February 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s investment objective is to seek maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Western Asset Institutional U.S. Treasury Obligations Money Market Fund for the twelve-month reporting period ended August 31, 2019. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA
President and Chief Executive Officer
September 27, 2019

II	Western Asset Institutional U.S. Treasury Obligations Money Market Fund

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity. The Fund is a money market fund that invests in securities through an underlying mutual fund, U.S. Treasury Obligations Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. The Portfolio invests all of its assets in direct obligations of the U.S. Treasury and in repurchase agreements secured by these obligations. Direct obligations of the U.S. Treasury include U.S. Treasury bills, notes and bonds; STRIPS, which are individual interest and principal components of eligible Treasury notes and bonds that are traded as separate securities; and treasury inflation-protected securities (“TIPS”)i, which are inflation-protected securities issued by the U.S. Treasury, the principal of which increases with inflation and decreases with deflation, as measured by the Consumer Price Index (“CPI”)ii. Although the Portfolio invests in U.S. government obligations, an investment in the Fund is neither insured nor guaranteed by the U.S. government.

As a government money market fund, the Fund tries to maintain a share price of $1.00 and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the Fund’s and the Portfolio’s subadviser, Western Asset Management Company, LLC (“Western Asset”), or Board of Trustees will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

At Western Asset, we utilize a fixed income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior portfolio management personnel, research analysts and an in house economist. Under this team approach, management of client fixed-income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Q. What were the overall market conditions during the Fund’s reporting period?

A. Both short- and long-term Treasury yields declined during the twelve-month reporting period ended August 31, 2019. The yield for the two-year Treasury note began the reporting period at 2.62% and ended the period at 1.50%. The peak for the period of 2.98% occurred on November 8, 2018, and the low of the period of 1.48% took place on August 15 and 16, 2019. The yield for the ten-year Treasury was 2.86% at the beginning of the reporting period and ended the period at 1.50%. The peak for the period of 3.24% occurred on November 8, 2018, and the low of 1.47% took place on August 28, 2019.

After raising the federal funds rateiii four times in 2018, in January 2019 the Federal Reserve Board (the “Fed”)iv had a “dovish pivot” and announced it would pause from additional rate hikes as it monitored incoming economic data. At its meeting that concluded on March 20, 2019, most Fed officials indicated they did not believe additional rate hikes would be needed in 2019. As expected, at its meeting that concluded on July 31, 2019, the Fed reduced the federal funds rate from a range between 2.25% and

Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2019 Annual Report	1

Fund overview (cont’d)

2.50% to a range between 2.00% and 2.25%. This represented the Fed’s first rate cut since 2008. In addition, the Fed said it would end the campaign to shrink its balance sheet in August 2019, two months earlier than planned. In the Fed’s official statement it said, “This action supports the Committee’s view that sustained expansion of economic activity, strong labor market conditions, and inflation near the Committee’s symmetric 2 percent objective are the most likely outcomes, but uncertainties about this outlook remain.” Finally, the Fed again lowered rates at its meeting that concluded on September 18, 2019, after the reporting period ended, pushing the target rate to a range between 1.75% and 2.00%.

Q. How did we respond to these changing market conditions?

A. The portfolio maintained a cautious maturity stance over the reporting period, as the Fed continued its shift towards a less accommodative policy stance. Certain strategies implemented over the reporting period were driven by the pattern of issuance by the U.S. Treasury, which impacted the availability of U.S. government securities.

Performance review

As of August 31, 2019, the seven-day current yield for Institutional Shares of Western Asset Institutional U.S. Treasury Obligations Money Market Fund was 1.98% and the seven-day effective yield, which reflects compounding, was 2.00%.1

The Fund does not invest directly in securities but instead invests all of its investable assets in an underlying mutual fund, the Portfolio, which has the same investment objective and strategies, and substantially the same policies as the Fund. Unless otherwise indicated, references to the Fund include the underlying mutual fund, the Portfolio.

Western Asset Institutional U.S. Treasury Obligations Money Market Fund Yields as of August 31, 2019 (unaudited)
	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]
Institutional Shares	1.98%	2.00%
Investor Shares	1.93%	1.95%
Administrative Shares	1.80%	1.81%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/moneymarketfunds.

Absent fee waivers and/or expense reimbursements, the seven-day current yield and the seven-day effective yield for Institutional Shares would have been 1.74% and 1.75%, respectively; the seven-day current yield and the seven-day effective yield for Investor Shares would have been 1.06% and

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

2	Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2019 Annual Report

1.07%, respectively; and the seven-day current yield and the seven-day effective yield for Administrative Shares would have been 1.65% and 1.74%, respectively.

The manager has voluntarily undertaken to limit Fund expenses. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Q. What were the most significant factors affecting Fund performance?

A. The maturity positioning of the portfolio and the increase in its allocation to floating rate securities positively impacted performance over the reporting period as yields rose. There were no meaningful detractors from performance during the period.

Thank you for your investment in Western Asset Institutional U.S. Treasury Obligations Money Market Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on seeking to achieve the Fund’s investment goals.

Sincerely,

Western Asset Management Company, LLC

September 18, 2019

RISKS: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. Although the Fund invests in U.S. government obligations, an investment in the Fund is neither insured nor guaranteed by the U.S. government. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2019 Annual Report	3

Fund overview (cont’d)

[i]

U.S. Treasury Inflation-Protected Securities (“TIPS”) are inflation-indexed securities issued by the U.S. Treasury in five-year, ten-year and twenty-year maturities. The principal is adjusted to the Consumer Price Index, the commonly used measure of inflation. The coupon rate is constant, but generates a different amount of interest when multiplied by the inflation-adjusted principal.

ii	The Consumer Price Index (“CPI”) measures the average change in U.S. consumer prices over time in a fixed market basket of goods and services determined by the U.S. Bureau of Labor Statistics.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

4	Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2019 Annual Report

Portfolio at a glance† (unaudited)

U.S. Treasury Obligations Portfolio

The Fund invests all of its investable assets in U.S. Treasury Obligations Portfolio, the investment breakdown of which is shown below.

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of August 31, 2019 and August 31, 2018. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2019 Annual Report	5

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2019 and held for the six months ended August 31, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Institutional						Institutional
Shares	1.11%	$1,000.00	$1,011.10	0.18%	$0.91	Shares	5.00%	$1,000.00	$1,024.30	0.18%	$0.92
Investor						Investor
Shares	1.09	1,000.00	1,010.90	0.23	1.17	Shares	5.00	1,000.00	1,024.05	0.23	1.17
Administrative Shares	1.02	1,000.00	1,010.20	0.36	1.82	Administrative Shares	5.00	1,000.00	1,023.39	0.36	1.84

6	Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2019 Annual Report

[1]	For the six months ended August 31, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes the Fund’s share of U.S. Treasury Obligations Portfolio’s allocated expenses.

[4]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2019 Annual Report	7

Statement of assets and liabilities

August 31, 2019

Assets:
Investment in U.S. Treasury Obligations Portfolio, at value	$706,488,842
Prepaid expenses	26,909
Total Assets	706,515,751

Liabilities:
Distributions payable	978,288
Service and/or distribution fees payable	108,496
Investment management fee payable	81,046
Trustees’ fees payable	1,664
Accrued expenses	30,306
Total Liabilities	1,199,800
Total Net Assets	$705,315,951

Net Assets:
Par value (Note 5)	$7,054
Paid-in capital in excess of par value	705,332,803
Total distributable earnings (loss)	(23,906)
Total Net Assets	$705,315,951

Net Assets:
Institutional Shares	$25,645,788
Investor Shares	$4,540,358
Administrative Shares	$675,129,805

Shares Outstanding:
Institutional Shares	25,650,362
Investor Shares	4,541,246
Administrative Shares	675,160,000

Net Asset Value:
Institutional Shares	$1.00
Investor Shares	$1.00
Administrative Shares	$1.00

See Notes to Financial Statements.

8	Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2019 Annual Report

Statement of operations

For the Year Ended August 31, 2019

Investment Income:
Income from U.S. Treasury Obligations Portfolio	$14,978,927
Allocated expenses from U.S. Treasury Obligations Portfolio	(213,525)
Total Investment Income	14,765,402

Expenses:
Investment management fee (Note 2)	1,610,500
Service and/or distribution fees (Notes 2 and 3)	1,206,255
Transfer agent fees (Note 3)	87,442
Registration fees	61,706
Audit and tax fees	30,263
Legal fees	29,347
Trustees’ fees	16,687
Shareholder reports	8,504
Insurance	7,755
Fund accounting fees	7,500
Miscellaneous expenses	22,533
Total Expenses	3,088,492
Less: Fee waivers and/or expense reimbursements (Notes 2 and 3)	(1,056,210)
Net Expenses	2,032,282
Net Investment Income	12,733,120
Net Realized Loss on Investments From U.S. Treasury Obligations Portfolio	(421)
Increase in Net Assets From Operations	$12,732,699

See Notes to Financial Statements.

Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2019 Annual Report	9

Statements of changes in net assets

For the Years Ended August 31,	2019	2018

Operations:
Net investment income	$12,733,120	$7,518,423
Net realized gain (loss)	(421)	410
Increase in Net Assets From Operations	12,732,699	7,518,833

Distributions to Shareholders From (Notes 1 and 4):
Total distributable earnings(a)	(12,734,054)	(7,573,503)
Decrease in Net Assets From Distributions to Shareholders	(12,734,054)	(7,573,503)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	1,561,198,110	1,407,795,323
Reinvestment of distributions	843,560	1,178,077
Cost of shares repurchased	(1,436,405,413)	(1,531,600,408)
Increase (Decrease) in Net Assets From Fund Share Transactions	125,636,257	(122,627,008)
Increase (Decrease) in Net Assets	125,634,902	(122,681,678)

Net Assets:
Beginning of year	579,681,049	702,362,727
End of year(b)	$705,315,951	$579,681,049

(a)

Distributions from net investment income and from realized gains are no longer required to be separately disclosed (Note 7). For the year ended August 31, 2018, distributions from net investment income were $7,573,503.

(b)

Parenthetical disclosure of undistributed net investment income is no longer required (Note 7). For the year ended August 31, 2018, end of year net assets included undistributed net investment income of $10,594.

See Notes to Financial Statements.

10	Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2019 Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Institutional Shares[1]	2019	2018	2017	2016	2015

Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income	0.022	0.012	0.005	0.002	0.000	[2]
Net realized gain (loss)	(0.001)	0.001	(0.000) [2]	0.000 [2]	0.000	[2]
Total income from operations	0.021	0.013	0.005	0.002	0.000	[2]

Less distributions from:
Net investment income	(0.021)	(0.013)	(0.005)	(0.002)	(0.000)	[2]
Total distributions	(0.021)	(0.013)	(0.005)	(0.002)	(0.000)	[2]

Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[3]	2.17%	1.32%	0.51%	0.19%	0.03%

Net assets, end of year (000s)	$25,646	$35,002	$111,461	$69,062	$65,491

Ratios to average net assets:
Gross expenses[4]	0.39%	0.32%	0.31%	0.31%	0.31%
Net expenses[4,5,6]	0.17	0.16	0.13	0.10	0.05
Net investment income	2.15	1.15	0.46	0.18	0.03

[1]	Per share amounts have been calculated using the average shares method.

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Includes the Fund’s share of U.S. Treasury Obligations Portfolio’s allocated expenses.

[5]

As a result of an expense limitation arrangement, effective December 27, 2018, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Institutional Shares did not exceed 0.18%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. Prior to December 27, 2018, the expense limitation was 0.20%.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2019 Annual Report	11

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Investor Shares[1]	2019	2018	2017	2016	2015

Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income	0.021	0.012	0.006	0.001	0.000	[2]
Net realized gain (loss)	(0.000) [2]	0.001	(0.001)	0.000 [2]	0.000	[2]
Total income from operations	0.021	0.013	0.005	0.001	0.000	[2]

Less distributions from:
Net investment income	(0.021)	(0.013)	(0.005)	(0.001)	(0.000)	[2]
Total distributions	(0.021)	(0.013)	(0.005)	(0.001)	(0.000)	[2]

Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[3]	2.12%	1.26%	0.46%	0.10%	0.01%

Net assets, end of year (000s)	$4,540	$6,274	$17,129	$1,002	$1,001

Ratios to average net assets:
Gross expenses[4]	0.98%	0.44%	0.43%	0.42%	0.45%
Net expenses[4,5,6]	0.22	0.21	0.19	0.19	0.06
Net investment income	2.09	1.23	0.59	0.10	0.01

[1]	Per share amounts have been calculated using the average shares method.

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Includes the Fund’s share of U.S. Treasury Obligations Portfolio’s allocated expenses.

[5]

As a result of an expense limitation arrangement, effective December 27, 2018, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Investor Shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. Prior to December 27, 2018, the expense limitation was 0.35%.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

12	Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2019 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Administrative Shares[1]	2019	2018	2017	2016		2015

Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000		$1.000

Income (loss) from operations:
Net investment income	0.020	0.011	0.003	0.000	[2]	0.000	[2]
Net realized gain (loss)[2]	(0.000)	0.000	(0.000)	0.000		0.000
Total income from operations	0.020	0.011	0.003	0.000	[2]	0.000	[2]

Less distributions from:
Net investment income	(0.020)	(0.011)	(0.003)	(0.000)	[2]	(0.000)	[2]
Total distributions	(0.020)	(0.011)	(0.003)	(0.000)	[2]	(0.000)	[2]

Net asset value, end of year	$1.000	$1.000	$1.000	$1.000		$1.000
Total return[3]	1.98%	1.13%	0.30%	0.04%		0.01%

Net assets, end of year (millions)	$675	$538	$574	$621		$642

Ratios to average net assets:
Gross expenses[4]	0.52%	0.52%	0.51%	0.51%		0.50%
Net expenses[4,5,6]	0.36	0.36	0.33	0.25		0.07
Net investment income	1.96	1.10	0.30	0.04		0.01

[1]	Per share amounts have been calculated using the average shares method.

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Includes the Fund’s share of U.S. Treasury Obligations Portfolio’s allocated expenses.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Administrative Shares did not exceed 0.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2019 Annual Report	13

Notes to financial statements

1. Organization and significant accounting policies

Western Asset Institutional U.S. Treasury Obligations Money Market Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Obligations Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (96.3% at August 31, 2019) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment transactions and investment income. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders. The Fund also pays certain other expenses which can be directly attributed to the Fund.

(c) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

14	Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2019 Annual Report

(d) Share class accounting. Investment income, common expenses and realized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(e) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(f) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s and the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s and the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.250%
Next $1 billion	0.225
Next $3 billion	0.200
Next $5 billion	0.175
Over $10 billion	0.150

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2019 Annual Report	15

Notes to financial statements (cont’d)

As a result of expense limitation arrangements, effective December 27, 2018, between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Institutional Shares, Investor Shares and Administrative Shares did not exceed 0.18%, 0.23% and 0.40%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. Prior to December 27, 2018, as a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Institutional Shares and Investor Shares did not exceed 0.20% and 0.35%, respectively.

During the year ended August 31, 2019, fees waived and/or expenses reimbursed amounted to $1,056,210.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Investor Shares and Administrative Shares calculated at the annual rate of 0.10% and 0.20% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the year ended August 31, 2019, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Institutional Shares	—		$31,270
Investor Shares	$4,926	†	27,782
Administrative Shares	1,201,329	†	28,390
Total	$1,206,255		$87,442

16	Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2019 Annual Report

†

Amounts shown are exclusive of waivers. For the year ended August 31, 2019, the service and/or distribution fees waived amounted to $2,463 for Investor Shares. The Board of Trustees has determined that, until December 31, 2019, service and/or distribution fees shall not exceed 0.05% of average daily net assets attributable to Investor Shares. This arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. For the year ended August 31, 2019, the service and/or distribution fees waived amounted to $342,772 for Administrative Shares. Such waiver is voluntary and may be reduced or terminated at any time.

For the year ended August 31, 2019, waivers and/or expense reimbursements by class were as follows:

Waivers/ Expense Reimbursements
Institutional Shares	$82,789
Investor Shares	37,144
Administrative Shares	936,277
Total	$1,056,210

4. Distributions to shareholders by class

	Year Ended August 31, 2019	Year Ended August 31, 2018
Net Investment Income:
Institutional Shares	$831,624	$1,051,149
Investor Shares	102,358	170,671
Administrative Shares	11,800,072	6,351,683
Total	$12,734,054	$7,573,503

5. Shares of beneficial interest

At August 31, 2019, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Year Ended August 31, 2019	Year Ended August 31, 2018
Institutional Shares
Shares sold	378,672,551	525,553,775
Shares issued on reinvestment	742,021	1,015,404
Shares repurchased	(388,770,334)	(603,028,475)
Net decrease	(9,355,762)	(76,459,296)

Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2019 Annual Report	17

Notes to financial statements (cont’d)

	Year Ended August 31, 2019	Year Ended August 31, 2018
Investor Shares
Shares sold	59	13,682,548
Shares issued on reinvestment	101,539	162,673
Shares repurchased	(1,835,579)	(24,699,433)
Net decrease	(1,733,981)	(10,854,212)

Administrative Shares
Shares sold	1,182,525,500	868,559,000
Shares issued on reinvestment	—	—
Shares repurchased	(1,045,799,500)	(903,872,500)
Net increase (decrease)	136,726,000	(35,313,500)

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding fund share transactions.

6. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal years ended August 31, was as follows:

	2019	2018
Distributions paid from:
Ordinary income	$12,734,054	$7,573,503

As of August 31, 2019, there were no significant differences between book and tax components of net assets.

Additionally, the Fund had deferred capital losses of $33,566. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

7. Recent accounting pronouncement

In August 2018, the Securities and Exchange Commission released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the Fund adopted the Final Rule with the most notable impacts being that the Fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets. The tax components of distributable earnings and distributions to shareholders continue to be disclosed within the Notes to Financial Statements.

18	Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2019 Annual Report

Report of independent registered public accounting firm

To the Board of Trustees of Legg Mason Partners Institutional Trust and Shareholders of Western Asset Institutional U.S. Treasury Obligations Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Western Asset Institutional U.S. Treasury Obligations Money Market Fund (one of the funds constituting Legg Mason Partners Institutional Trust, referred to hereafter as the “Fund”) as of August 31, 2019, the related statement of operations for the year ended August 31, 2019 and the statement of changes in net assets and the financial highlights for each of the two years in the period ended August 31, 2019, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2019, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period ended August 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended August 31, 2017 and the financial highlights for each of the periods ended on or prior to August 31, 2017 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated October 19, 2017 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of the security owned as of August 31, 2019 by correspondence with the accounting agent for the U.S. Treasury Obligations Portfolio. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Baltimore, Maryland

October 17, 2019

We have served as the auditor of one or more investment companies in Legg Mason investment company group since at least 1973. We have not been able to determine the specific year we began serving as auditor.

Western Asset Institutional U.S. Treasury Obligations Money Market Fund 2019 Annual Report	19

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Western Asset Institutional U.S. Treasury Obligations Money Market Fund (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926 or 1-203-703-6002.

Independent Trustees†

Elliott J. Berv

Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during the past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005)
Number of funds in fund complex overseen by Trustee	43
Other board memberships held by Trustee during the past five years	None

Jane F. Dasher

Year of birth	1949
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during the past five years	Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee	43
Other board memberships held by Trustee during the past five years	Director, Visual Kinematics, Inc. (since 2018)

Mark T. Finn

Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during the past five years	Adjunct Professor, College of William & Mary (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988); formerly, Principal/Member, Balvan Partners (investment management) (2002 to 2009)
Number of funds in fund complex overseen by Trustee	43
Other board memberships held by Trustee during the past five years	None

20	Western Asset Institutional U.S. Treasury Obligations Money Market Fund

Independent Trustees† (cont’d)

Stephen R. Gross*

Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during the past five years	Chairman Emeritus (since 2011) and formerly, Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1979 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Partners, LLC (since 2014); CEO, Trusted CFO Solutions, LLC (since 2011)
Number of funds in fund complex overseen by Trustee	88
Other board memberships held by Trustee during the past five years	None

Susan M. Heilbron*

Year of birth	1945
Position(s) with Trust	Trustee and Chair
Term of office[1] and length of time served[2]	Since 1994 (Chair of the Board since 2018)
Principal occupation(s) during the past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); Senior Vice President, New York State Urban Development Corporation (1984 to 1986); Associate, Cravath, Swaine & Moore LLP (1980 to 1984) and (1977 to 1979)
Number of funds in fund complex overseen by Trustee	88
Other board memberships held by Trustee during the past five years	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); Director, Alexander’s Inc. (department store) (1987 to 1990)

Susan B. Kerley

Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during the past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee	43
Other board memberships held by Trustee during the past five years	Director and Trustee (since 1990) and Chairman (since 2017 and 2005 to 2012) of various series of MainStay Family of Funds (66 funds); formerly, Investment Company Institute (ICI) Board of Governors (2006 to 2014); ICI Executive Committee (2011 to 2014); Chairman of the Independent Directors Council (2012 to 2014)

Western Asset Institutional U.S. Treasury Obligations Money Market Fund	21

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees† (cont’d)

R. Richardson Pettit

Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during the past five years	Retired; formerly, Duncan Professor of Finance Emeritus, University of Houston (1977 to 2006); previous academic or management positions include: University of Washington, University of Pennsylvania and Purdue University
Number of funds in fund complex overseen by Trustee	43
Other board memberships held by Trustee during the past five years	None

Interested Trustee and Officer

Jane Trust, CFA[3]

Year of birth	1962
Position(s) with Trust	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2018); Managing Director of Legg Mason & Co. (2016 to 2018); Officer and/or Trustee/Director of 141 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Vice President of LMPFA (2015); Director of ClearBridge, LLC (formerly, Legg Mason Capital Management, LLC) (2007 to 2014); Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007)
Number of funds in fund complex overseen by Trustee	132
Other board memberships held by Trustee during the past five years	None

Additional Officers

Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

22	Western Asset Institutional U.S. Treasury Obligations Money Market Fund

Additional Officers (cont’d)

Susan Kerr Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); AML Consultant, Rabobank Netherlands, (2009); First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

Jenna Bailey Legg Mason 100 First Stamford Place, 5th Floor, Stamford, CT 06902

Year of birth	1978
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2015); Compliance Officer of Legg Mason & Co. (since 2013); Assistant Vice President of Legg Mason & Co. (since 2011); formerly, Associate Compliance Officer of Legg Mason & Co. (2011 to 2013)

Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Vice President and Deputy General Counsel of Legg Mason, Inc. (since 2006); Managing Director and General Counsel — U.S. Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Western Asset Institutional U.S. Treasury Obligations Money Market Fund	23

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers (cont’d)

Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers)

Christopher Berarducci** Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth	1974
Position(s) with Trust	Treasurer and Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2019
Principal occupation(s) during the past five years	Treasurer (since 2010) and Principal Financial Officer (since 2019) of certain mutual funds associated with Legg Mason & Co. or its affiliates; Director of Legg Mason & Co. (since 2015); formerly, Vice President of Legg Mason & Co. (2011 to 2015); Assistant Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010)

Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); formerly, Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

*

Effective February 6, 2019, Mr. Gross and Ms. Heilbron serve as Trustees on this Board and an additional Board within the Legg Mason fund complex, which is reflected in the “Number of funds in fund complex overseen by Trustee”.

24	Western Asset Institutional U.S. Treasury Obligations Money Market Fund

**	Effective September 23, 2019, Mr. Berarducci became Treasurer and Principal Financial Officer.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Ms. Trust is an “interested person” of the Fund, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

Western Asset Institutional U.S. Treasury Obligations Money Market Fund	25

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended August 31, 2019:

Record date:	Daily	Daily
Payable date:	September 2018 - December 2018	January 2019 - August 2019
Interest from Federal Obligations*	65.06%	50.78%

*

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

The following information is applicable to non-U.S. resident shareholders:

100% of the ordinary income distributions paid monthly by the Fund represent Interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Please retain this information for your records.

26	Western Asset Institutional U.S. Treasury Obligations Money Market Fund

Schedule of investments

August 31, 2019

U.S. Treasury Obligations Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 100.0%
U.S. Treasury Bills — 34.0%
U.S. Treasury Bills	2.004%	9/5/19	$25,000,000	$24,993,205	(a)
U.S. Treasury Bills	2.035%	9/12/19	50,000,000	49,966,893	(a)
U.S. Treasury Bills	2.063%	9/24/19	50,000,000	49,932,917	(a)
U.S. Treasury Bills	2.388%	10/10/19	25,000,000	24,935,420	(a)
U.S. Treasury Bills	2.005%	10/15/19	50,000,000	49,877,778	(a)
U.S. Treasury Bills	2.151%	11/21/19	50,000,000	49,761,528	(a)
Total U.S. Treasury Bills				249,467,741
U.S. Treasury Notes — 13.0%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.033%)	1.993%	4/30/20	25,000,000	24,980,226	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.043%)	2.003%	7/31/20	15,000,000	14,999,646	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.045%)	2.005%	10/31/20	20,000,000	20,000,464	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.115%)	2.075%	1/31/21	15,000,000	14,999,880	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.139%)	2.099%	4/30/21	20,000,000	20,001,261	(b)
Total U.S. Treasury Notes				94,981,477
Repurchase Agreements — 53.0%
Bank of Montreal tri-party repurchase agreement dated 8/30/19; Proceeds at maturity — $9,102,022; (Fully collateralized by a U.S. Treasury Note, 1.750% due 2/28/22; Market value — $9,282,066)	2.000%	9/3/19	9,100,000	9,100,000
Barclays Capital Inc. tri-party repurchase agreement dated 8/30/19; Proceeds at maturity — $75,017,750; (Fully collateralized by a U.S. Treasury Bond, 3.000% due 11/15/45; Market value — $76,500,085)	2.130%	9/3/19	75,000,000	75,000,000
Canadian Imperial Bank of Commerce tri-party repurchase agreement dated 8/30/19; Proceeds at maturity — $50,011,889; (Fully collateralized by various U.S. government obligations, 0.875% to 3.625% due 4/15/21 to 5/15/45; Market value — $51,012,221)	2.140%	9/3/19	50,000,000	50,000,000

See Notes to Financial Statements.

U.S. Treasury Obligations Portfolio 2019 Annual Report	27

Schedule of investments (cont’d)

August 31, 2019

U.S. Treasury Obligations Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Fixed Income Clearing Corp. tri-party repurchase agreement dated 8/30/19; Proceeds at maturity — $75,017,917; (Fully collateralized by a U.S. Treasury Bill, 0.000% due 2/20/20; Market value — $76,502,623)	2.150%	9/3/19	$75,000,000	$75,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 8/8/19; Proceeds at maturity — $30,018,083; (Fully collateralized by various U.S. government obligations, 0.000% to 4.500% due 12/26/19 to 8/15/47; Market value — $30,600,000)	2.170%	9/9/19	30,000,000	30,000,000
Mitsubishi UFJ Trust & Banking Corp. tri-party repurchase agreement dated 8/30/19; Proceeds at maturity — $50,011,722; (Fully collateralized by various U.S. government obligations, 0.875% to 4.625% due 6/30/20 to 11/15/46; Market value — $51,000,019)	2.110%	9/3/19	50,000,000	50,000,000
Royal Bank of Canada tri-party repurchase agreement dated 8/30/19; Proceeds at maturity — $50,011,722; (Fully collateralized by a U.S. Treasury Note, 2.750% due 4/30/23; Market value — $51,000,079)	2.110%	9/3/19	50,000,000	50,000,000
Toronto Dominion Bank NY tri-party repurchase agreement dated 8/30/19; Proceeds at maturity — $50,011,833; (Fully collateralized by a U.S. Treasury Note, 2.875% due 11/30/23; Market value — $51,000,096)	2.130%	9/3/19	50,000,000	50,000,000
Total Repurchase Agreements				389,100,000
Total Investments — 100.0% (Cost — $733,549,218#)				733,549,218
Other Assets in Excess of Liabilities — 0.0%				217,071
Total Net Assets — 100.0%				$733,766,289

(a)	Rate shown represents yield-to-maturity.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

28	U.S. Treasury Obligations Portfolio 2019 Annual Report

Statement of assets and liabilities

August 31, 2019

Assets:
Investments, at value	$344,449,218
Repurchase agreements, at value	389,100,000
Cash	8,415
Interest receivable	259,263
Total Assets	733,816,896

Liabilities:
Trustees’ fees payable	1,666
Accrued expenses	48,941
Total Liabilities	50,607
Total Net Assets	$733,766,289

Represented by:
Paid-in capital	$733,766,289

See Notes to Financial Statements.

U.S. Treasury Obligations Portfolio 2019 Annual Report	29

Statement of operations

For the Year Ended August 31, 2019

Investment Income:
Interest	$15,205,327

Expenses:
Fund accounting fees	52,044
Audit and tax fees	42,015
Custody fees	40,496
Legal fees	36,741
Trustees’ fees	16,814
Interest expense	5,522
Miscellaneous expenses	23,009
Total Expenses	216,641
Net Investment Income	14,988,686
Net Realized Loss on Investments	(460)
Increase in Net Assets From Operations	$14,988,226

See Notes to Financial Statements.

30	U.S. Treasury Obligations Portfolio 2019 Annual Report

Statements of changes in net assets

For the Years Ended August 31,	2019	2018

Operations:
Net investment income	$14,988,686	$9,514,800
Net realized gain (loss)	(460)	388
Increase in Net Assets From Operations	14,988,226	9,515,188

Capital Transactions:
Proceeds from contributions	1,430,969,537	1,153,777,615
Value of withdrawals	(1,294,858,074)	(1,285,455,239)
Increase (Decrease) in Net Assets From Capital Transactions	136,111,463	(131,677,624)
Increase (Decrease) in Net Assets	151,099,689	(122,162,436)

Net Assets:
Beginning of year	582,666,600	704,829,036
End of year	$733,766,289	$582,666,600

See Notes to Financial Statements.

U.S. Treasury Obligations Portfolio 2019 Annual Report	31

Financial highlights

For the years ended August 31:
	2019	2018	2017	2016	2015

Net assets, end of year (millions)	$734	$583	$705	$694	$710
Total return[1]	2.31%	1.45%	0.59%	0.26%	0.05%

Ratios to average net assets:
Gross expenses	0.03%	0.04%	0.04%	0.03%	0.03%
Net expenses[2]	0.03	0.04	0.04	0.03	0.03 [3]
Net investment income	2.29	1.40	0.59	0.27	0.05

[1]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[2]

The investment manager has voluntarily undertaken to limit Portfolio expenses. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the investment manager at any time without notice.

[3]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

32	U.S. Treasury Obligations Portfolio 2019 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

U.S. Treasury Obligations Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At August 31, 2019, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

U.S. Treasury Obligations Portfolio 2019 Annual Report	33

Notes to financial statements (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	—	$733,549,218	—	$733,549,218

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Interest income and expenses. Interest income (including interest income from payment-in-kind securities) consists of interest accrued and discount earned (including both

34	U.S. Treasury Obligations Portfolio 2019 Annual Report

original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(d) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(e) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(f) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2019, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(g) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio does not pay an investment management fee.

Expense amounts may be voluntarily waived and/or reimbursed from time to time.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

U.S. Treasury Obligations Portfolio 2019 Annual Report	35

Notes to financial statements (cont’d)

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

During the year ended August 31, 2019, the Portfolio did not invest in derivative instruments.

4. Recent accounting pronouncement

The Portfolio has adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Portfolio’s adoption was limited to changes in the Portfolio’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

36	U.S. Treasury Obligations Portfolio 2019 Annual Report

Report of independent registered public accounting firm

To the Board of Trustees of Master Portfolio Trust and Investors of U.S. Treasury Obligations Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of U.S. Treasury Obligations Portfolio (one of the funds constituting Master Portfolio Trust, referred to hereafter as the “Fund”) as of August 31, 2019, the related statement of operations for the year ended August 31, 2019 and the statement of changes in net assets and the financial highlights for each of the two years in the period ended August 31, 2019, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2019, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period ended August 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended August 31, 2017 and the financial highlights for each of the periods ended on or prior to August 31, 2017 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated October 19, 2017 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Baltimore, Maryland

October 17, 2019

We have served as the auditor of one or more investment companies in Legg Mason investment company group since at least 1973. We have not been able to determine the specific year we began serving as auditor.

U.S. Treasury Obligations Portfolio 2019 Annual Report	37

Additional information (unaudited)

Information about Trustees and Officers

The Trustees and officers of the Fund also serve as the Trustees and officers of the Portfolio. Information about the Trustees and officers of the Fund can be found on pages 20 through 25 of this report.

38	U.S. Treasury Obligations Portfolio

Western Asset

Institutional U.S. Treasury Obligations Money Market Fund

Trustees

Elliot J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Susan M. Heilbron

Chair

Susan B. Kerley

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Institutional U.S. Treasury Obligations Money Market Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset Institutional U.S. Treasury Obligations Money Market Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926 or 1-203-703-6002.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-203-703-6002, (2) at www.leggmason.com/moneymarketfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Institutional U.S. Treasury Obligations Money Market Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE ANNUAL REPORT

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX016757 10/19 SR19-3717

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross and Jane F. Dasher possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal year ending August 31, 2018 and August 31, 2019 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $122,485 in August 31, 2018 and $93,825 in August 31, 2019.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $15,138 in August 31, 2018 and $15,000 in August 31, 2019.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Legg Mason Partners Institutional Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Period.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $22,580 in August 31, 2018 and $0 in August 31, 2019. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Institutional Trust were $0 in August 31, 2018 and $0 in August 31, 2019.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Institutional Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Institutional Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for August 31, 2018 and August 31, 2019; Tax Fees were 100% and 100% for August 31, 2018 and August 31, 2019; and Other Fees were 100% and 100% for August 31, 2018 and August 31, 2019.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Institutional Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Institutional Trust during the reporting period were $432,645 in August 31, 2018 and $463,263 in August 31, 2019.

(h) Yes. Legg Mason Partners Institutional Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Institutional Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a) The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv
Jane F. Dasher
Mark T. Finn
Stephen R. Gross
Susan M. Heilbron
Susan B. Kerley
R. Richardson Pettit

b) Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of Ethics attached hereto. Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 24, 2019

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 24, 2019